INCOME TAX (Details) - Schedule of federal statutory tax rate to our effective tax - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Income Tax Disclosure [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]		UNITED STATES	UNITED STATES
Statutory federal income tax rate		$ (413,974)	$ (40,738)
Statutory federal income tax rate, percentage		21.00%	21.00%
State taxes, net of federal income tax effect	[1]	$ (161,026)	$ (18,262)
State taxes, net of federal income tax effect, percentage	[1]	8.12%	9.21%
Effective Income tax rate		$ (575,000)	$ (59,000)
Effective Income tax rate, percentage		29.12%	30.21%
Effective Income tax rate		$ (575,000)	$ (59,000)

[1]	State income taxes in New York made up the majority (greater than 95%) of the tax effect of this category